UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-01435

AMCAP Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: August 31, 2016

Michael W. Stockton

AMCAP Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

AMCAP Fund® Semi-annual report for the six months ended August 31, 2016

AMCAP Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2016 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	6.56%	14.74%	7.34%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.67% for Class A shares as of the prospectus dated May 1, 2016.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Fellow investors:

The U.S. stock market advanced during the six-month period ended August 31, 2016, recovering losses from earlier in the year. While concerns about global growth continued to weigh on investor sentiment, economic data in the U.S. was generally positive and company earnings were slightly better than expected. Higher oil and commodity prices also lifted the market, rebounding from a sell-off that began last year. After raising interest rates in December for the first time since 2006, the Federal Reserve has left rates unchanged this year.

During the six-month period, AMCAP Fund had a total return of 13.11% versus a 13.60% total return for the unmanaged Standard & Poor’s 500 Composite Index — a market capitalization-weighted index based on the results of 500 widely held common stocks — and a total return of 13.87% for the Lipper Growth Funds Index, a peer group measure, as shown in the chart below.

Results at a glance

For periods ended August 31, 2016, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 5/1/67)

AMCAP Fund (Class A shares)	13.11%	8.02%	14.25%	8.15%	11.41%
Standard & Poor’s 500 Composite Index*	13.60	12.55	14.69	7.51	9.86
Lipper Growth Funds Index†	13.87	8.00	13.32	6.85	8.84

*	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

AMCAP Fund	1

Over the long term, AMCAP’s returns have exceeded those of the S&P 500 and the Lipper Growth Funds Index. For the past 10 years, AMCAP had an average annual total return of 8.15%, compared with 7.51% for the S&P 500 and 6.85% for the Lipper index. Over its 49-year lifetime, the fund had an average annual total return of 11.41%, compared with 9.86% for the S&P 500 and 8.84% for the Lipper index.

Investment results analysis

The rebound in oil prices helped the fund’s results after portfolio managers added to energy holdings during the downturn. Two of the fund’s largest investments in the sector — EOG Resources (the ninth-largest holding) and Canadian Natural Resources — have very competitive production cost positions. Shares of EOG Resources rose 36.69% while those of Canadian Natural Resources were up 48.59%. Portfolio managers’ emphasis on such companies, which have good balance sheets and strong management teams, allowed the fund’s energy holdings to benefit when the supply-demand balance reversed and oil prices rebounded.

The fund’s largest sector, information technology, had steady results, as Broadcom (the sixth-largest holding) and Texas Instruments gained 31.69% and 31.16%, respectively. Avago Technologies acquired chip maker Broadcom last year and took its name; since then, the company has continued to report strong financial results and its shares have risen. Likewise, semiconductor firm Texas Instruments has reported better results amid growing demand from the auto industry. However, shares of Netflix (the third-largest holding) rose only 4.33%, lagging the broader market as the video-streaming company faced increased competition and slowing subscriber growth, although its long-term prospects remain strong.

Meanwhile, health care companies continued to come under scrutiny for high drug prices, including Endo International. Shares of the company declined 50.49% against a negative backdrop for the specialty pharmaceutical industry and amid concerns about generic-drug competition. Drug pricing in the U.S. is changing, creating both risks and opportunities within the health care sector. Over the longer term, our outlook for the fund’s biotechnology holdings remains intact, including Amgen (the fund’s largest holding). We continue to focus on those companies that we believe offer adequately priced drugs and the most innovation, which is often measured by improved patient outcomes.

The fund’s cash position, which held back returns during the strong market, rose to 16.6% from 13.5% (including other short-term securities) at the beginning of the

2	AMCAP Fund

period. While portfolio managers continue to find select investment opportunities, valuations appear stretched on a fundamental basis. The amount of cash reflects a cautious approach to the market environment by the portfolio managers, some of whom anticipate being able to invest in these companies at better valuations in the future.

Looking ahead

The fundamentals of the U.S. economy remain strong, although some areas could be stronger. The unemployment rate is low, real wages are gradually increasing, consumer spending is slowly on the rise and inflation remains muted. While historically low interest rates may increase over time, low rates and quantitative easing have already led to inflated asset markets globally.

Outside the U.S., there is a mix of recovering economies, including parts of the euro zone, and weaker economies, such as China and Brazil. From the elections in the U.S. to the Brexit negotiations in Europe, geopolitical risk is also on the rise around the world; as a result, market volatility is likely to remain high. Despite this period of heightened risk, we continue with our consistent approach to growth investing.

AMCAP evaluates and invests in companies that have demonstrated solid historical growth and characteristics that we believe are likely to support above-average growth in the future. Our focus on the fundamental growth drivers and the inherent worth of companies is critical to helping us identify investments that we believe represent the best value over the long term. We thank you for your continued support of these efforts.

Cordially,

Claudia P. Huntington Vice Chairman of the Board	James Terrile President

October 12, 2016

For current information about the fund, visit americanfunds.com.

AMCAP Fund	3

Summary investment portfolio August 31, 2016	unaudited

Industry sector diversification	Percent of net assets

Common stocks 83.38%	Shares	Value (000)
Information technology 20.90%
Oracle Corp.	29,582,000	$1,219,370
Alphabet Inc., Class C1	777,379	596,289
Alphabet Inc., Class A1	551,910	435,926
Broadcom Ltd.	5,732,245	1,011,283
Accenture PLC, Class A	7,358,300	846,204
Texas Instruments Inc.	10,867,000	755,691
ASML Holding NV	6,035,100	642,017
Skyworks Solutions, Inc.	8,284,622	620,187
Tencent Holdings Ltd.	21,724,000	565,114
Trimble Navigation Ltd.[1,2]	16,470,362	451,288
Flextronics International Ltd.[1]	25,346,000	335,581
Other securities		2,857,280
		10,336,230

Health care 18.80%
Amgen Inc.	8,398,080	1,428,179
UnitedHealth Group Inc.	7,454,806	1,014,226
Stryker Corp.	7,233,552	836,633
BioMarin Pharmaceutical Inc.[1]	8,152,200	765,410
Medtronic PLC	6,966,000	606,251
Thermo Fisher Scientific Inc.	3,552,100	540,594
Alexion Pharmaceuticals, Inc.[1]	3,456,275	435,007
McKesson Corp.	2,349,000	433,672
Edwards Lifesciences Corp.[1]	3,659,630	421,443
Gilead Sciences, Inc.	4,576,960	358,742
Illumina, Inc.[1]	1,986,490	334,406
Other securities		2,124,633
		9,299,196

Consumer discretionary 10.15%
Netflix, Inc.[1]	12,214,700	1,190,323
Amazon.com, Inc.[1]	988,300	760,161
Priceline Group Inc.[1]	294,400	417,085
Twenty-First Century Fox, Inc., Class A	15,325,000	376,076
lululemon athletica inc.[1]	3,940,000	301,449

4	AMCAP Fund

	Shares	Value (000)
Wyndham Worldwide Corp.	3,853,200	$272,768
NIKE, Inc., Class B	4,698,000	270,793
Other securities		1,431,130
		5,019,785

Industrials 8.91%
Union Pacific Corp.	6,865,366	655,848
General Dynamics Corp.	2,830,000	430,783
Sensata Technologies Holding NV1,2	11,086,000	422,155
Nielsen Holdings PLC	7,709,340	410,754
Nordson Corp.[2]	3,420,000	337,657
Other securities		2,148,846
		4,406,043

Energy 8.89%
EOG Resources, Inc.	8,661,300	766,438
Concho Resources Inc.[1]	5,355,743	691,962
Canadian Natural Resources, Ltd.	17,411,000	540,758
Halliburton Co.	11,677,900	502,267
Pioneer Natural Resources Co.	2,068,700	370,401
Noble Energy, Inc.	9,398,000	324,043
Other securities		1,197,674
		4,393,543

Consumer staples 4.04%
Kroger Co.	11,100,000	355,089
Costco Wholesale Corp.	1,914,000	310,240
Mead Johnson Nutrition Co.	3,422,053	291,114
Other securities		1,039,792
		1,996,235

Financials 3.98%
Progressive Corp.	13,025,000	424,094
Other securities		1,543,891
		1,967,985

Materials 1.93%
Celanese Corp., Series A	6,942,000	447,273
Other securities		507,627
		954,900

Telecommunication services 0.85%
Verizon Communications Inc.	6,600,000	345,378
Other securities		75,547
		420,925

Utilities 0.20%
Other securities		98,875
		98,875

Miscellaneous 4.73%
Other common stocks in initial period of acquisition		2,337,745

Total common stocks (cost: $30,025,402,000)		41,231,462

AMCAP Fund	5

Bonds, notes & other debt instruments 0.01%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 0.01%
U.S. Treasury 0.875% 2017[3]	$4,650	$4,659

Total bonds, notes & other debt instruments (cost: $4,660,000)		4,659

Short-term securities 16.38%
Fannie Mae 0.37%–0.53% due 9/12/2016–1/5/2017	295,000	294,836
Federal Home Loan Bank 0.30%–0.58% due 9/2/2016–5/25/2017	3,431,795	3,426,991
Freddie Mac 0.33%–0.50% due 9/7/2016–2/2/2017	450,000	449,621
U.S. Treasury Bills 0.29%–0.45% due 9/1/2016–2/16/2017	1,217,200	1,216,002
Other securities		2,714,222

Total short-term securities (cost: $8,100,966,000)		8,101,672
Total investment securities 99.77% (cost: $38,131,028,000)		49,337,793
Other assets less liabilities 0.23%		116,175

Net assets 100.00%		$49,453,968

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $166,718,000, which represented 0.34% of the net assets of the fund. Some securities within “Other securities” (with an aggregate value of $1,816,662,000, which represented 3.67% of the net assets of the fund) were acquired in transactions exempt from registration under section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $81,460,000.

			Contract amount		Unrealized depreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 8/31/2016 (000)
Sales:
British pounds	9/20/2016	Barclays Bank PLC	$8,309	£6,373	$(63)
British pounds	9/20/2016	HSBC Bank	$8,306	£6,383	(79)
British pounds	9/21/2016	UBS AG	$4,348	£3,342	(43)
British pounds	9/28/2016	JPMorgan Chase	$8,297	£6,372	(77)
Euros	10/6/2016	Barclays Bank PLC	$50,057	£44,817	(15)
					$(277)

6	AMCAP Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended August 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 8/31/2016 (000)
Trimble Navigation Ltd.[1]	16,470,362	—	—	16,470,362	$—	$451,288
Sensata Technologies Holding NV1	9,050,000	2,036,000	—	11,086,000	—	422,155
Nordson Corp.	3,992,500	—	572,500	3,420,000	1,882	337,657
Endo International PLC[1]	3,155,798	8,327,502	—	11,483,300	—	237,704
Zebra Technologies Corp., Class A1	3,007,622	269,100	—	3,276,722	—	229,239
Texas Roadhouse, Inc.	4,587,200	—	—	4,587,200	1,743	203,075
ITT Corp.	4,854,000	453,000	—	5,307,000	1,260	192,007
Sprouts Farmers Market, Inc.[1]	8,285,000	—	—	8,285,000	—	186,661
Generac Holdings Inc.[1]	4,494,826	—	—	4,494,826	—	167,657
SM Energy Co.	4,416,000	—	—	4,416,000	221	167,278
Finisar Corp.[1]	6,928,379	—	—	6,928,379	—	146,743
Carrizo Oil & Gas, Inc.[1]	2,726,240	852,000	—	3,578,240	—	137,011
Lumentum Holdings Inc.[1]	3,051,214	—	—	3,051,214	—	107,159
Denbury Resources Inc.[1]	22,428,635	—	—	22,428,635	—	69,080
Albemarle Corp.[4]	7,293,120	—	5,666,000	1,627,120	2,721	—
Celanese Corp., Series A4	7,802,922	—	860,922	6,942,000	5,618	—
Flextronics International Ltd.[1,4]	36,821,000	—	11,475,000	25,346,000	—	—
Mattress Firm Holding Corp.[4]	2,409,442	—	2,409,442	—	—	—
Oshkosh Corp.[4]	5,079,000	—	3,413,390	1,665,610	1,269	—
PerkinElmer, Inc.[4]	6,508,524	—	2,151,024	4,357,500	610	—
Texas Capital Bancshares, Inc.[1,4]	2,664,457	—	2,218,332	446,125	—	—
Viavi Solutions Inc.[1,4]	15,256,074	—	13,100,000	2,156,074	—	—
					$15,324	$3,054,714

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	A portion of this security was pledged as collateral. The total value of pledged collateral was $929,000, which represented less than .01% of the net assets of the fund.
[4]	Unaffiliated issuer at 8/31/2016.

Key to symbols

£ = British pounds

€ = Euros

See Notes to Financial Statements

AMCAP Fund	7

Financial statements

Statement of assets and liabilities		unaudited
at August 31, 2016	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $35,075,391)	$46,283,079
Affiliated issuers (cost: $3,055,637)	3,054,714	$49,337,793
Cash		200,138
Receivables for:
Sales of investments	189,600
Sales of fund’s shares	62,973
Dividends and interest	37,664
Other	410	290,647
		49,828,578
Liabilities:
Unrealized depreciation on open forward currency contracts		277
Payables for:
Purchases of investments	280,181
Repurchases of fund’s shares	62,022
Closed forward currency contracts	651
Investment advisory services	12,783
Services provided by related parties	15,280
Trustees’ deferred compensation	2,691
Other	725	374,333
Net assets at August 31, 2016		$49,453,968

Net assets consist of:
Capital paid in on shares of beneficial interest		$37,450,093
Undistributed net investment income		135,482
Undistributed net realized gain		661,951
Net unrealized appreciation		11,206,442
Net assets at August 31, 2016		$49,453,968

See Notes to Financial Statements

8	AMCAP Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,830,645 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$26,387,864	972,402		$27.14
Class B	31,330	1,274		24.60
Class C	1,489,240	61,362		24.27
Class F-1	2,288,140	85,053		26.90
Class F-2	4,812,256	176,198		27.31
Class 529-A	1,406,808	52,360		26.87
Class 529-B	5,838	239		24.38
Class 529-C	325,294	13,325		24.41
Class 529-E	68,113	2,598		26.22
Class 529-F-1	84,972	3,139		27.07
Class R-1	106,536	4,281		24.88
Class R-2	558,942	22,471		24.87
Class R-2E	10,279	381		26.98
Class R-3	1,183,660	44,927		26.35
Class R-4	1,162,639	43,197		26.91
Class R-5E	10	—	*	27.16
Class R-5	1,283,727	46,714		27.48
Class R-6	8,248,320	300,724		27.43

*	Amount less than one thousand.

See Notes to Financial Statements

AMCAP Fund	9

Statement of operations for the six months ended August 31, 2016	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,140; also includes $15,324 from affiliates)	$281,860
Interest	16,539	$298,399
Fees and expenses*:
Investment advisory services	73,357
Distribution services	50,985
Transfer agent services	25,400
Administrative services	6,861
Reports to shareholders	1,109
Registration statement and prospectus	1,236
Trustees’ compensation	478
Auditing and legal	19
Custodian	291
Other	806	160,542
Net investment income		137,857

Net realized gain and unrealized appreciation:
Net realized gain on:
Investments (includes $70,792 net gain from affiliates)	649,087
Forward currency contracts	3,592
Currency transactions	1,231	653,910
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $456)	4,984,466
Forward currency contracts	(277)
Currency translations	766	4,984,955
Net realized gain and unrealized appreciation		5,638,865

Net increase in net assets resulting from operations		$5,776,722

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

10	AMCAP Fund

Statements of changes in net assets
(dollars in thousands)

	Six months ended August 31, 2016*	Year ended February 29, 2016
Operations:
Net investment income	$137,857	$177,468
Net realized gain	653,910	3,231,810
Net unrealized appreciation (depreciation)	4,984,955	(7,385,922)
Net increase (decrease) in net assets resulting from operations	5,776,722	(3,976,644)

Distributions paid to shareholders from net realized gain on investments	(933,902)	(3,871,537)

Net capital share transactions	621,484	5,277,869

Total increase (decrease) in net assets	5,464,304	(2,570,312)

Net assets:
Beginning of period	43,989,664	46,559,976
End of period (including undistributed net investment income and accumulated net investment loss: $135,482 and $(2,375), respectively)	$49,453,968	$43,989,664

*Unaudited.

See Notes to Financial Statements

AMCAP Fund	11

Notes to financial statements	unaudited

1. Organization

AMCAP Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund’s investment objective is to provide long-term growth of capital.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	AMCAP Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash includes amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

AMCAP Fund	13

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

14	AMCAP Fund

appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

AMCAP Fund	15

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2016 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$10,336,230	$—	$—	$10,336,230
Health care	9,299,196	—	—	9,299,196
Consumer discretionary	5,019,785	—	—	5,019,785
Industrials	4,406,043	—	—	4,406,043
Energy	4,393,543	—	—	4,393,543
Consumer staples	1,845,114	151,121	—	1,996,235
Financials	1,952,388	15,597	—	1,967,985
Materials	954,900	—	—	954,900
Telecommunication services	420,925	—	—	420,925
Utilities	98,875	—	—	98,875
Miscellaneous	2,337,745	—	—	2,337,745
Bonds, notes & other debt instruments	—	4,659	—	4,659
Short-term securities	—	8,101,672	—	8,101,672
Total	$41,064,744	$8,273,049	$—	$49,337,793

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(277)	$—	$(277)

*	Securities with a value of $2,166,834,000, which represented 4.38% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

16	AMCAP Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

AMCAP Fund	17

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, August 31, 2016 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	Unrealized depreciation on open forward currency contracts	$277
Forward currency	Currency	Receivables for closed forward currency contracts	—	Payables for closed forward currency contracts	651
			$—		$928

		Net realized gain		Net unrealized depreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$3,592	Net unrealized depreciation on forward currency contracts	$(277)

18	AMCAP Fund

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of August 31, 2016 if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Barclays Bank PLC	$728	$—	$(728)	$—	$—
HSBC Bank	80	—	—	—	80
JPMorgan Chase	77	—	—	—	77
UBS AG	43	—	—	—	43
Total	$928	$—	$(728)	$—	$200

*Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended August 31, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

AMCAP Fund	19

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, by state tax authorities for tax years before 2011 and by tax authorities outside the U.S. for tax years before 2015.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses and short-term capital gains and losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of February 29, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed long-term capital gains	$934,299

As of August 31, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$12,718,070
Gross unrealized depreciation on investment securities	(1,511,305)
Net unrealized appreciation on investment securities	11,206,765
Cost of investment securities	38,131,028

20	AMCAP Fund

Tax-basis distributions paid to shareholders from long-term capital gains were as follows (dollars in thousands):

	Six months ended		Year ended
	August 31,		February 29,
Share class	2016		2016
Class A	$499,798		$2,101,219
Class B	802		7,206
Class C	31,563		138,515
Class F-1	44,218		222,362
Class F-2	85,797		308,519
Class 529-A	26,945		112,367
Class 529-B	150		1,215
Class 529-C	6,921		29,251
Class 529-E	1,343		5,682
Class 529-F-1	1,607		6,773
Class R-1	2,238		9,847
Class R-2	11,624		50,061
Class R-2E	133		24
Class R-3	23,300		102,537
Class R-4	22,242		95,123
Class R-5E*	—	†	—	†
Class R-5	25,426		110,179
Class R-6	149,795		570,657
Total	$933,902		$3,871,537

*	Class R-5E shares were offered beginning November 20, 2015.
†	Amount less than one thousand.

AMCAP Fund	21

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.485% on the first $1 billion of daily net assets and decreasing to 0.283% on such assets in excess of $44 billion. For the six months ended August 31, 2016, the investment advisory services fee was $73,357,000, which was equivalent to an annualized rate of 0.304% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts

22	AMCAP Fund

billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. From March 1, 2016 to June 30, 2016, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. Effective July 1, 2016, the quarterly fee was amended to annual rates of 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds, 0.05% on such assets between $20 billion and $100 billion, and 0.03% on such assets over $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

AMCAP Fund	23

For the six months ended August 31, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$30,176	$16,593		$1,297		Not applicable
Class B	209	33		Not applicable		Not applicable
Class C	7,381	953		370		Not applicable
Class F-1	2,918	1,555		586		Not applicable
Class F-2	Not applicable	2,387		1,097		Not applicable
Class 529-A	1,506	755		345		$567
Class 529-B	37	5		2		3
Class 529-C	1,602	187		81		133
Class 529-E	167	19		17		28
Class 529-F-1	—	45		21		34
Class R-1	535	55		27		Not applicable
Class R-2	2,068	981		139		Not applicable
Class R-2E	20	6		2		Not applicable
Class R-3	2,938	910		294		Not applicable
Class R-4	1,428	573		286		Not applicable
Class R-5E	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	322		327		Not applicable
Class R-6	Not applicable	21		1,970		Not applicable
Total class-specific expenses	$50,985	$25,400		$6,861		$765

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $478,000 in the fund’s statement of operations reflects $197,000 in current fees (either paid in cash or deferred) and a net increase of $281,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

24	AMCAP Fund

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of				Net (decrease)
	Sales[1]		distributions		Repurchases[1]		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended August 31, 2016

Class A	$1,223,646	46,480	$492,023	18,895	$(1,721,841)	(65,049)	$(6,172)	326
Class B	451	19	798	34	(29,035)	(1,218)	(27,786)	(1,165)
Class C	126,669	5,355	31,197	1,337	(195,932)	(8,285)	(38,066)	(1,593)
Class F-1	222,501	8,521	43,417	1,682	(678,331)	(26,018)	(412,413)	(15,815)
Class F-2	1,240,998	46,750	83,837	3,201	(527,474)	(19,833)	797,361	30,118
Class 529-A	71,258	2,724	26,941	1,045	(92,780)	(3,530)	5,419	239
Class 529-B	94	4	150	6	(4,288)	(181)	(4,044)	(171)
Class 529-C	18,731	785	6,920	295	(31,570)	(1,318)	(5,919)	(238)
Class 529-E	3,357	131	1,343	54	(5,438)	(212)	(738)	(27)
Class 529-F-1	6,525	248	1,607	62	(7,261)	(275)	871	35
Class R-1	8,320	342	2,235	94	(16,469)	(680)	(5,914)	(244)
Class R-2	62,475	2,585	11,620	486	(85,442)	(3,523)	(11,347)	(452)
Class R-2E	7,472	285	133	5	(588)	(22)	7,017	268
Class R-3	116,091	4,532	23,288	920	(165,580)	(6,444)	(26,201)	(992)
Class R-4	130,627	4,995	22,237	861	(153,864)	(5,876)	(1,000)	(20)
Class R-5E	—	—	—	—	—	—	—	—
Class R-5	131,423	4,949	25,258	958	(217,839)	(8,249)	(61,158)	(2,342)
Class R-6	823,493	31,078	149,700	5,692	(561,619)	(20,950)	411,574	15,820
Total net increase (decrease)	$4,194,131	159,783	$922,704	35,627	$(4,495,351)	(171,663)	$621,484	23,747

AMCAP Fund	25

				Reinvestments of				Net increase
	Sales[1]			distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Year ended February 29, 2016

Class A	$3,158,602	115,303		$2,068,058	77,166	$(2,909,905)	(107,072)	$2,316,755	85,397
Class B	2,747	107		7,171	289	(67,732)	(2,666)	(57,814)	(2,270)
Class C	320,353	12,829		137,071	5,649	(393,062)	(15,861)	64,362	2,617
Class F-1	623,956	22,842		219,225	8,244	(666,072)	(24,662)	177,109	6,424
Class F-2	1,193,198	43,743		299,943	11,154	(887,479)	(32,780)	605,662	22,117
Class 529-A	158,365	5,834		112,345	4,228	(148,506)	(5,479)	122,204	4,583
Class 529-B	406	16		1,214	49	(10,306)	(411)	(8,686)	(346)
Class 529-C	41,066	1,644		29,244	1,198	(44,146)	(1,767)	26,164	1,075
Class 529-E	7,691	288		5,681	218	(8,184)	(306)	5,188	200
Class 529-F-1	16,859	621		6,773	253	(18,407)	(677)	5,225	197
Class R-1	26,125	1,025		9,838	397	(25,085)	(993)	10,878	429
Class R-2	140,923	5,574		50,029	2,014	(167,228)	(6,594)	23,724	994
Class R-2E	2,884	113		23	1	(33)	(2)	2,874	112
Class R-3	342,031	12,716		102,463	3,920	(384,439)	(14,458)	60,055	2,178
Class R-4	348,003	12,808		95,098	3,580	(344,065)	(12,700)	99,036	3,688
Class R-5E2	10	—	[3]	—	—	—	—	10	— [3]
Class R-5	306,680	10,956		109,434	4,037	(383,375)	(13,801)	32,739	1,192
Class R-6	1,917,606	69,927		570,231	21,172	(695,453)	(25,307)	1,792,384	65,792
Total net increase (decrease)	$8,607,505	316,346		$3,823,841	143,569	$(7,153,477)	(265,536)	$5,277,869	194,379

[1]	Includes exchanges between share classes of the fund.
[2]	Class R-5E shares were offered beginning November 20, 2015.
[3]	Amount less than one thousand.

26	AMCAP Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,470,971,000 and $6,935,100,000, respectively, during the six months ended August 31, 2016.

AMCAP Fund	27

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 8/31/2016[3,4]	$24.47	$.07	$3.12	$3.19
Year ended 2/29/2016	29.03	.10	(2.36)	(2.26)
Year ended 2/28/2015	28.53	.08	3.04	3.12
Year ended 2/28/2014	23.06	.09	7.61	7.70
Year ended 2/28/2013	20.78	.10	2.26	2.36
Year ended 2/29/2012	19.78	.10	.97	1.07
Class B:
Six months ended 8/31/2016[3,4]	22.31	(.03)	2.84	2.81
Year ended 2/29/2016	26.87	(.10)	(2.16)	(2.26)
Year ended 2/28/2015	26.78	(.13)	2.83	2.70
Year ended 2/28/2014	21.86	(.10)	7.18	7.08
Year ended 2/28/2013	19.77	(.06)	2.15	2.09
Year ended 2/29/2012	18.89	(.05)	.93	.88
Class C:
Six months ended 8/31/2016[3,4]	22.02	(.03)	2.80	2.77
Year ended 2/29/2016	26.57	(.11)	(2.14)	(2.25)
Year ended 2/28/2015	26.52	(.14)	2.80	2.66
Year ended 2/28/2014	21.66	(.11)	7.13	7.02
Year ended 2/28/2013	19.60	(.07)	2.13	2.06
Year ended 2/29/2012	18.74	(.05)	.91	.86
Class F-1:
Six months ended 8/31/2016[3,4]	24.27	.07	3.08	3.15
Year ended 2/29/2016	28.83	.09	(2.35)	(2.26)
Year ended 2/28/2015	28.36	.06	3.02	3.08
Year ended 2/28/2014	22.95	.08	7.57	7.65
Year ended 2/28/2013	20.69	.10	2.25	2.35
Year ended 2/29/2012	19.69	.10	.97	1.07
Class F-2:
Six months ended 8/31/2016[3,4]	24.60	.10	3.13	3.23
Year ended 2/29/2016	29.11	.16	(2.37)	(2.21)
Year ended 2/28/2015	28.61	.14	3.04	3.18
Year ended 2/28/2014	23.11	.15	7.63	7.78
Year ended 2/28/2013	20.83	.15	2.27	2.42
Year ended 2/29/2012	19.83	.14	.98	1.12
Class 529-A:
Six months ended 8/31/2016[3,4]	24.24	.06	3.09	3.15
Year ended 2/29/2016	28.81	.08	(2.35)	(2.27)
Year ended 2/28/2015	28.35	.05	3.02	3.07
Year ended 2/28/2014	22.93	.07	7.56	7.63
Year ended 2/28/2013	20.68	.08	2.25	2.33
Year ended 2/29/2012	19.70	.08	.97	1.05

28	AMCAP Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

$—	$(.52)	$(.52)	$27.14	13.11%[5]	$26,388	.69%[6]		.55%[6]
—	(2.30)	(2.30)	24.47	(8.34)	23,786	.67		.38
(.01)	(2.61)	(2.62)	29.03	11.33	25,740	.68		.27
(.07)	(2.16)	(2.23)	28.53	34.38	22,567	.70		.35
(.08)	—	(.08)	23.06	11.44	16,417	.74		.48
(.07)	—	(.07)	20.78	5.45	15,072	.73		.50

—	(.52)	(.52)	24.60	12.68 [5]	31	1.46	[6]	(.21)[6]
—	(2.30)	(2.30)	22.31	(9.03)	54	1.43		(.39)
—	(2.61)	(2.61)	26.87	10.48	127	1.44		(.48)
—	(2.16)	(2.16)	26.78	33.40	195	1.47		(.42)
—	—	—	21.86	10.52	241	1.50		(.29)
—	—	—	19.77	4.66	379	1.50		(.27)

—	(.52)	(.52)	24.27	12.66 [5]	1,489	1.49	[6]	(.25)[6]
—	(2.30)	(2.30)	22.02	(9.10)	1,386	1.48		(.44)
—	(2.61)	(2.61)	26.57	10.44	1,603	1.49		(.53)
—	(2.16)	(2.16)	26.52	33.37	1,451	1.51		(.46)
—	—	—	21.66	10.51	1,139	1.54		(.33)
—	—	—	19.60	4.59	1,138	1.52		(.30)

—	(.52)	(.52)	26.90	13.06 [5]	2,288	.75	[6]	.49 [6]
—	(2.30)	(2.30)	24.27	(8.40)	2,448	.73		.31
—	(2.61)	(2.61)	28.83	11.27	2,723	.74		.22
(.08)	(2.16)	(2.24)	28.36	34.36	3,036	.74		.31
(.09)	—	(.09)	22.95	11.41	1,973	.74		.48
(.07)	—	(.07)	20.69	5.49	1,730	.73		.50

—	(.52)	(.52)	27.31	13.21 [5]	4,812	.48	[6]	.76 [6]
—	(2.30)	(2.30)	24.60	(8.14)	3,593	.47		.57
(.07)	(2.61)	(2.68)	29.11	11.53	3,609	.47		.49
(.12)	(2.16)	(2.28)	28.61	34.71	1,983	.49		.56
(.14)	—	(.14)	23.11	11.70	1,300	.50		.72
(.12)	—	(.12)	20.83	5.73	968	.49		.74

—	(.52)	(.52)	26.87	13.07 [5]	1,407	.78	[6]	.46 [6]
—	(2.30)	(2.30)	24.24	(8.44)	1,264	.77		.28
—	(2.61)	(2.61)	28.81	11.24	1,370	.77		.18
(.05)	(2.16)	(2.21)	28.35	34.28	1,193	.79		.25
(.08)	—	(.08)	22.93	11.32	861	.82		.40
(.07)	—	(.07)	20.68	5.36	732	.80		.42

See page 34 for footnotes.

AMCAP Fund	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 8/31/2016[3,4]	$22.13	$(.04)	$2.81	$2.77
Year ended 2/29/2016	26.70	(.13)	(2.14)	(2.27)
Year ended 2/28/2015	26.66	(.16)	2.81	2.65
Year ended 2/28/2014	21.79	(.13)	7.16	7.03
Year ended 2/28/2013	19.73	(.08)	2.14	2.06
Year ended 2/29/2012	18.87	(.07)	.93	.86
Class 529-C:
Six months ended 8/31/2016[3,4]	22.15	(.04)	2.82	2.78
Year ended 2/29/2016	26.73	(.13)	(2.15)	(2.28)
Year ended 2/28/2015	26.68	(.16)	2.82	2.66
Year ended 2/28/2014	21.80	(.13)	7.17	7.04
Year ended 2/28/2013	19.74	(.08)	2.14	2.06
Year ended 2/29/2012	18.88	(.07)	.93	.86
Class 529-E:
Six months ended 8/31/2016[3,4]	23.70	.03	3.01	3.04
Year ended 2/29/2016	28.28	.01	(2.29)	(2.28)
Year ended 2/28/2015	27.94	(.02)	2.97	2.95
Year ended 2/28/2014	22.63	— [7]	7.47	7.47
Year ended 2/28/2013	20.41	.03	2.22	2.25
Year ended 2/29/2012	19.44	.03	.96	.99
Class 529-F-1:
Six months ended 8/31/2016[3,4]	24.40	.09	3.10	3.19
Year ended 2/29/2016	28.92	.13	(2.35)	(2.22)
Year ended 2/28/2015	28.43	.11	3.03	3.14
Year ended 2/28/2014	22.98	.12	7.59	7.71
Year ended 2/28/2013	20.73	.13	2.24	2.37
Year ended 2/29/2012	19.74	.12	.98	1.10
Class R-1:
Six months ended 8/31/2016[3,4]	22.56	(.03)	2.87	2.84
Year ended 2/29/2016	27.16	(.11)	(2.19)	(2.30)
Year ended 2/28/2015	27.05	(.14)	2.86	2.72
Year ended 2/28/2014	22.05	(.11)	7.27	7.16
Year ended 2/28/2013	19.94	(.06)	2.17	2.11
Year ended 2/29/2012	19.06	(.05)	.93	.88
Class R-2:
Six months ended 8/31/2016[3,4]	22.56	(.03)	2.86	2.83
Year ended 2/29/2016	27.14	(.10)	(2.18)	(2.28)
Year ended 2/28/2015	27.02	(.13)	2.86	2.73
Year ended 2/28/2014	22.03	(.10)	7.25	7.15
Year ended 2/28/2013	19.92	(.05)	2.16	2.11
Year ended 2/29/2012	19.03	(.05)	.94	.89

30	AMCAP Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

$—	$(.52)	$(.52)	$24.38	12.60%[5]	$6	1.57%[6]		(.32)%[6]
—	(2.30)	(2.30)	22.13	(9.13)	9	1.55		(.52)
—	(2.61)	(2.61)	26.70	10.34	20	1.56		(.61)
—	(2.16)	(2.16)	26.66	33.22	31	1.59		(.55)
—	—	—	21.79	10.44	36	1.62		(.41)
—	—	—	19.73	4.56	50	1.61		(.38)

—	(.52)	(.52)	24.41	12.63 [5]	325	1.55	[6]	(.31)[6]
—	(2.30)	(2.30)	22.15	(9.16)	301	1.55		(.50)
—	(2.61)	(2.61)	26.73	10.37	334	1.56		(.60)
—	(2.16)	(2.16)	26.68	33.25	298	1.58		(.53)
—	—	—	21.80	10.44	218	1.61		(.39)
—	—	—	19.74	4.55	189	1.60		(.37)

—	(.52)	(.52)	26.22	12.91 [5]	68	1.00	[6]	.24 [6]
—	(2.30)	(2.30)	23.70	(8.64)	62	1.00		.04
—	(2.61)	(2.61)	28.28	10.97	69	1.01		(.06)
— [7]	(2.16)	(2.16)	27.94	33.96	62	1.04		.01
(.03)	—	(.03)	22.63	11.06	45	1.06		.15
(.02)	—	(.02)	20.41	5.12	40	1.07		.16

—	(.52)	(.52)	27.07	13.15 [5]	85	.56	[6]	.68 [6]
—	(2.30)	(2.30)	24.40	(8.23)	76	.56		.49
(.04)	(2.61)	(2.65)	28.92	11.46	83	.56		.40
(.10)	(2.16)	(2.26)	28.43	34.59	72	.58		.47
(.12)	—	(.12)	22.98	11.51	49	.61		.61
(.11)	—	(.11)	20.73	5.63	41	.59		.63

—	(.52)	(.52)	24.88	12.67 [5]	107	1.47	[6]	(.23)[6]
—	(2.30)	(2.30)	22.56	(9.08)	102	1.47		(.42)
—	(2.61)	(2.61)	27.16	10.46	111	1.46		(.50)
—	(2.16)	(2.16)	27.05	33.42	90	1.47		(.42)
—	—	—	22.05	10.58	58	1.49		(.28)
—	—	—	19.94	4.62	56	1.50		(.27)

—	(.52)	(.52)	24.87	12.62 [5]	559	1.46	[6]	(.23)[6]
—	(2.30)	(2.30)	22.56	(9.02)	517	1.44		(.39)
—	(2.61)	(2.61)	27.14	10.47	595	1.43		(.48)
—	(2.16)	(2.16)	27.02	33.45	557	1.44		(.39)
—	—	—	22.03	10.59	436	1.48		(.26)
—	—	—	19.92	4.68	419	1.49		(.27)

See page 34 for footnotes.

AMCAP Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Six months ended 8/31/2016[3,4]	$24.38	$.01		$3.11	$3.12
Year ended 2/29/2016	29.04	.06		(2.42)	(2.36)
Period from 8/29/2014 to 2/28/2015[4,8]	29.38	.04		1.32	1.36
Class R-3:
Six months ended 8/31/2016[3,4]	23.81	.03		3.03	3.06
Year ended 2/29/2016	28.40	.01		(2.30)	(2.29)
Year ended 2/28/2015	28.05	(.02)		2.98	2.96
Year ended 2/28/2014	22.71	—	[7]	7.50	7.50
Year ended 2/28/2013	20.48	.04		2.22	2.26
Year ended 2/29/2012	19.50	.03		.97	1.00
Class R-4:
Six months ended 8/31/2016[3,4]	24.28	.07		3.08	3.15
Year ended 2/29/2016	28.83	.09		(2.34)	(2.25)
Year ended 2/28/2015	28.36	.07		3.02	3.09
Year ended 2/28/2014	22.94	.08		7.57	7.65
Year ended 2/28/2013	20.67	.10		2.25	2.35
Year ended 2/29/2012	19.68	.09		.98	1.07
Class R-5E:
Six months ended 8/31/2016[3,4]	24.48	.08		3.12	3.20
Period from 11/20/2015 to 2/29/2016[4,11]	27.89	.04		(2.11)	(2.07)
Class R-5:
Six months ended 8/31/2016[3,4]	24.74	.11		3.15	3.26
Year ended 2/29/2016	29.25	.18		(2.39)	(2.21)
Year ended 2/28/2015	28.72	.16		3.05	3.21
Year ended 2/28/2014	23.19	.16		7.66	7.82
Year ended 2/28/2013	20.90	.17		2.26	2.43
Year ended 2/29/2012	19.89	.15		.98	1.13
Class R-6:
Six months ended 8/31/2016[3,4]	24.69	.12		3.14	3.26
Year ended 2/29/2016	29.18	.19		(2.38)	(2.19)
Year ended 2/28/2015	28.66	.17		3.05	3.22
Year ended 2/28/2014	23.15	.18		7.64	7.82
Year ended 2/28/2013	20.86	.18		2.26	2.44
Year ended 2/29/2012	19.85	.16		.99	1.15

	Six months ended August 31,	Year ended February 28 or 29
	2016[3,4,5]	2016	2015	2014	2013	2012
Portfolio turnover rate for all share classes	11%	31%	33%	29%	27%	31%

See Notes to Financial Statements

32	AMCAP Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

$—	$(.52)	$(.52)	$26.98	12.87%[5]	$10		1.15%[6]		.06%[6]
—	(2.30)	(2.30)	24.38	(8.69)	3		1.04		.24
—	(1.70)	(1.70)	29.04	4.77 [5,9]	—	[10]	.67	[6,9]	.29	[6,9]

—	(.52)	(.52)	26.35	12.93 [5]	1,184		1.02	[6]	.22	[6]
—	(2.30)	(2.30)	23.81	(8.64)	1,093		1.02		.03
—	(2.61)	(2.61)	28.40	10.96	1,242		1.01		(.06)
— [7]	(2.16)	(2.16)	28.05	33.97	1,018		1.03		.02
(.03)	—	(.03)	22.71	11.07	752		1.04		.17
(.02)	—	(.02)	20.48	5.14	666		1.04		.18

—	(.52)	(.52)	26.91	13.09 [5]	1,163		.72	[6]	.52	[6]
—	(2.30)	(2.30)	24.28	(8.36)	1,049		.71		.33
(.01)	(2.61)	(2.62)	28.83	11.31	1,140		.71		.24
(.07)	(2.16)	(2.23)	28.36	34.37	919		.72		.33
(.08)	—	(.08)	22.94	11.40	628		.73		.49
(.08)	—	(.08)	20.67	5.50	534		.73		.49

—	(.52)	(.52)	27.16	13.15 [5]	—	[10]	.60	[6]	.64	[6]
—	(1.34)	(1.34)	24.48	(7.62)[5]	—	[10]	.15	[5]	.17	[5]

—	(.52)	(.52)	27.48	13.25 [5]	1,284		.42	[6]	.82	[6]
—	(2.30)	(2.30)	24.74	(8.10)	1,214		.42		.63
(.07)	(2.61)	(2.68)	29.25	11.62	1,400		.41		.54
(.13)	(2.16)	(2.29)	28.72	34.79	1,229		.42		.63
(.14)	—	(.14)	23.19	11.74	931		.43		.78
(.12)	—	(.12)	20.90	5.76	872		.43		.79

—	(.52)	(.52)	27.43	13.28 [5]	8,248		.37	[6]	.87	[6]
—	(2.30)	(2.30)	24.69	(8.05)	7,033		.37		.68
(.09)	(2.61)	(2.70)	29.18	11.67	6,394		.37		.59
(.15)	(2.16)	(2.31)	28.66	34.86	4,451		.37		.68
(.15)	—	(.15)	23.15	11.83	2,442		.38		.83
(.14)	—	(.14)	20.86	5.84	1,290		.39		.83

See page 34 for footnotes.

AMCAP Fund	33

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Unaudited.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Class R-2E shares were offered beginning August 29, 2014.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class R-5E shares were offered beginning November 20, 2015.

34	AMCAP Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2016, through August 31, 2016).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AMCAP Fund	35

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	3/1/2016	8/31/2016	during period*	expense ratio
Class A - actual return	$1,000.00	$1,131.11	$3.71	.69%
Class A - assumed 5% return	1,000.00	1,021.73	3.52	.69
Class B - actual return	1,000.00	1,126.75	7.83	1.46
Class B - assumed 5% return	1,000.00	1,017.85	7.43	1.46
Class C - actual return	1,000.00	1,126.59	7.99	1.49
Class C - assumed 5% return	1,000.00	1,017.69	7.58	1.49
Class F-1 - actual return	1,000.00	1,130.55	4.03	.75
Class F-1 - assumed 5% return	1,000.00	1,021.42	3.82	.75
Class F-2 - actual return	1,000.00	1,132.05	2.58	.48
Class F-2 - assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 529-A - actual return	1,000.00	1,130.72	4.19	.78
Class 529-A - assumed 5% return	1,000.00	1,021.27	3.97	.78
Class 529-B - actual return	1,000.00	1,125.99	8.41	1.57
Class 529-B - assumed 5% return	1,000.00	1,017.29	7.98	1.57
Class 529-C - actual return	1,000.00	1,126.33	8.31	1.55
Class 529-C - assumed 5% return	1,000.00	1,017.39	7.88	1.55
Class 529-E - actual return	1,000.00	1,129.06	5.37	1.00
Class 529-E - assumed 5% return	1,000.00	1,020.16	5.09	1.00
Class 529-F-1 - actual return	1,000.00	1,131.53	3.01	.56
Class 529-F-1 - assumed 5% return	1,000.00	1,022.38	2.85	.56
Class R-1 - actual return	1,000.00	1,126.67	7.88	1.47
Class R-1 - assumed 5% return	1,000.00	1,017.80	7.48	1.47
Class R-2 - actual return	1,000.00	1,126.24	7.82	1.46
Class R-2 - assumed 5% return	1,000.00	1,017.85	7.43	1.46
Class R-2E - actual return	1,000.00	1,128.71	6.17	1.15
Class R-2E - assumed 5% return	1,000.00	1,019.41	5.85	1.15
Class R-3 - actual return	1,000.00	1,129.31	5.47	1.02
Class R-3 - assumed 5% return	1,000.00	1,020.06	5.19	1.02
Class R-4 - actual return	1,000.00	1,130.91	3.87	.72
Class R-4 - assumed 5% return	1,000.00	1,021.58	3.67	.72
Class R-5E - actual return	1,000.00	1,131.49	3.22	.60
Class R-5E - assumed 5% return	1,000.00	1,022.18	3.06	.60
Class R-5 - actual return	1,000.00	1,132.53	2.26	.42
Class R-5 - assumed 5% return	1,000.00	1,023.09	2.14	.42
Class R-6 - actual return	1,000.00	1,132.80	1.99	.37
Class R-6 - assumed 5% return	1,000.00	1,023.34	1.89	.37

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

36	AMCAP Fund

Approval of Investment Advisory and Service Agreement

The AMCAP Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2017. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

AMCAP Fund	37

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of pursuing long-term growth of capital. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2015. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Growth Funds Index, the Lipper Multi-Cap Core Funds Index and the S&P 500 Index. They noted that the investment results of the fund generally compared favorably to the results of these indexes for the 20-year, 10-year, 5-year and year-to-date periods. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Growth Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory, and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

38	AMCAP Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

AMCAP Fund	39

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40	AMCAP Fund

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AMCAP Fund	41

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42	AMCAP Fund

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AMCAP Fund	43

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	AMCAP Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete August 31, 2016, portfolio of AMCAP Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

AMCAP Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of AMCAP Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

AMCAP Fund®
Investment portfolio
August 31, 2016
unaudited
Common stocks 83.38% Information technology 20.90%	Shares	Value (000)
Oracle Corp.	29,582,000	$1,219,370
Alphabet Inc., Class C1	777,379	596,289
Alphabet Inc., Class A1	551,910	435,926
Broadcom Ltd.	5,732,245	1,011,283
Accenture PLC, Class A	7,358,300	846,204
Texas Instruments Inc.	10,867,000	755,691
ASML Holding NV	6,035,100	642,017
Skyworks Solutions, Inc.	8,284,622	620,187
Tencent Holdings Ltd.	21,724,000	565,114
Trimble Navigation Ltd.[1,2]	16,470,362	451,288
Flextronics International Ltd.[1]	25,346,000	335,581
Intuit Inc.	2,277,000	253,772
Juniper Networks, Inc.	10,767,244	248,508
International Business Machines Corp.	1,500,000	238,320
Intel Corp.	6,600,000	236,874
Zebra Technologies Corp., Class A1,2	3,276,722	229,239
Autodesk, Inc.[1]	3,000,000	202,200
Arista Networks, Inc.[1]	2,362,700	188,260
Tata Consultancy Services Ltd.	4,785,000	179,432
salesforce.com, inc.[1]	2,068,000	164,241
Qorvo, Inc.[1]	2,679,980	153,911
MasterCard Inc., Class A	1,556,000	150,356
Finisar Corp.[1,2]	6,928,379	146,743
Lumentum Holdings Inc.[1,2]	3,051,214	107,159
Visa Inc., Class A	1,238,000	100,154
Syntel, Inc.[1]	1,968,000	90,863
Kakaku.com, Inc.	5,403,000	90,342
Amphenol Corp., Class A	407,000	25,360
Baidu, Inc., Class A (ADR)[1]	113,741	19,458
Viavi Solutions Inc.[1]	2,156,074	16,774
Palo Alto Networks, Inc.[1]	115,000	15,314
		10,336,230
Health care 18.80%
Amgen Inc.	8,398,080	1,428,179
UnitedHealth Group Inc.	7,454,806	1,014,226
Stryker Corp.	7,233,552	836,633
BioMarin Pharmaceutical Inc.[1]	8,152,200	765,410
Medtronic PLC	6,966,000	606,251
Thermo Fisher Scientific Inc.	3,552,100	540,594
Alexion Pharmaceuticals, Inc.[1]	3,456,275	435,007
McKesson Corp.	2,349,000	433,672
Edwards Lifesciences Corp.[1]	3,659,630	421,443
Gilead Sciences, Inc.	4,576,960	358,742
Illumina, Inc.[1]	1,986,490	334,406
Hologic, Inc.[1]	6,418,930	246,615
Express Scripts Holding Co.[1]	3,381,000	245,799
AMCAP Fund — Page 1 of 6

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Johnson & Johnson	2,000,000	$238,680
Endo International PLC[1,2]	11,483,300	237,704
PerkinElmer, Inc.	4,357,500	232,037
Boston Scientific Corp.[1]	8,018,700	191,005
Humana Inc.	982,000	175,493
St. Jude Medical, Inc.	2,113,522	164,686
Aetna Inc.	1,259,000	147,454
Team Health Holdings, Inc.[1]	2,594,500	86,397
athenahealth, Inc.[1]	620,054	75,913
Danaher Corp.	850,000	69,199
Myriad Genetics, Inc.[1]	670,485	13,651
		9,299,196
Consumer discretionary 10.15%
Netflix, Inc.[1]	12,214,700	1,190,323
Amazon.com, Inc.[1]	988,300	760,161
Priceline Group Inc.[1]	294,400	417,085
Twenty-First Century Fox, Inc., Class A	15,325,000	376,076
lululemon athletica inc.[1]	3,940,000	301,449
Wyndham Worldwide Corp.	3,853,200	272,768
NIKE, Inc., Class B	4,698,000	270,793
Ralph Lauren Corp., Class A	2,000,000	207,240
Texas Roadhouse, Inc.[2]	4,587,200	203,075
Williams-Sonoma, Inc.	3,678,000	193,610
JCDecaux SA	4,662,515	160,185
Panera Bread Co., Class A1	643,200	139,671
BorgWarner Inc.	3,678,000	126,486
Comcast Corp., Class A	1,828,900	119,354
Marriott International, Inc., Class A	1,182,000	84,312
Harley-Davidson, Inc.	1,400,000	73,780
Johnson Controls, Inc.	1,282,000	56,254
TJX Companies, Inc.	600,000	46,464
WPP PLC	897,662	20,699
		5,019,785
Industrials 8.91%
Union Pacific Corp.	6,865,366	655,848
General Dynamics Corp.	2,830,000	430,783
Sensata Technologies Holding NV1,2	11,086,000	422,155
Nielsen Holdings PLC	7,709,340	410,754
Nordson Corp.[2]	3,420,000	337,657
Capita PLC	18,915,633	257,084
Boeing Co.	1,900,000	245,955
Old Dominion Freight Line, Inc.[1]	2,980,000	211,967
Norfolk Southern Corp.	2,060,100	193,443
ITT Corp.[2]	5,307,000	192,007
Generac Holdings Inc.[1,2]	4,494,826	167,657
CSX Corp.	4,954,500	140,113
Landstar System, Inc.	1,640,000	113,537
Oshkosh Corp.	1,665,610	89,826
Verisk Analytics, Inc., Class A1	968,300	80,417
Valmont Industries, Inc.	590,000	76,977
Cummins Inc.	529,000	66,448
Caterpillar Inc.	750,000	61,463
J.B. Hunt Transport Services, Inc.	712,707	56,582
AMCAP Fund — Page 2 of 6

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Carlisle Companies Inc.	409,000	$42,888
Lennox International Inc.	237,000	38,174
Moog Inc., Class A1	518,100	30,563
PayPoint PLC	2,274,900	29,275
Fortive Corp.	552,450	29,098
Chart Industries, Inc.[1]	842,353	25,372
		4,406,043
Energy 8.89%
EOG Resources, Inc.	8,661,300	766,438
Concho Resources Inc.[1]	5,355,743	691,962
Canadian Natural Resources, Ltd.	17,411,000	540,758
Halliburton Co.	11,677,900	502,267
Pioneer Natural Resources Co.	2,068,700	370,401
Noble Energy, Inc.	9,398,000	324,043
Cabot Oil & Gas Corp.	10,575,000	260,462
Schlumberger Ltd.	2,905,000	229,495
Southwestern Energy Co.[1]	15,743,799	218,996
SM Energy Co.[2]	4,416,000	167,278
Carrizo Oil & Gas, Inc.[1,2]	3,578,240	137,011
Denbury Resources Inc.[1,2]	22,428,635	69,080
Tullow Oil PLC	15,493,000	44,331
Apache Corp.	764,100	37,976
Cimarex Energy Co.	250,000	33,045
		4,393,543
Consumer staples 4.04%
Kroger Co.	11,100,000	355,089
Costco Wholesale Corp.	1,914,000	310,240
Mead Johnson Nutrition Co.	3,422,053	291,114
Sprouts Farmers Market, Inc.[1,2]	8,285,000	186,661
L’Oréal SA, bonus shares[3]	800,000	151,121
Whole Foods Market, Inc.	4,898,000	148,801
Hypermarcas SA, ordinary nominative	16,560,300	133,849
Altria Group, Inc.	1,750,000	115,658
Philip Morris International Inc.	1,150,000	114,920
Herbalife Ltd.[1]	1,325,285	80,511
Blue Buffalo Pet Products, Inc.[1]	2,380,410	61,367
Coca-Cola Co.	1,080,000	46,904
		1,996,235
Financials 3.98%
Progressive Corp.	13,025,000	424,094
East West Bancorp, Inc.	6,109,000	226,888
Crown Castle International Corp.	2,112,717	200,222
Markel Corp.[1]	212,852	198,189
State Street Corp.	2,800,000	196,672
U.S. Bancorp	4,300,600	189,872
PNC Financial Services Group, Inc.	1,800,000	162,180
BB&T Corp.	3,500,000	134,750
Simon Property Group, Inc.	485,000	104,503
Signature Bank[1]	409,789	49,998
Charles Schwab Corp.	1,322,000	41,590
AMCAP Fund — Page 3 of 6

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Texas Capital Bancshares, Inc.[1]	446,125	$23,430
HDFC Bank Ltd.[3]	670,000	15,597
		1,967,985
Materials 1.93%
Celanese Corp., Series A	6,942,000	447,273
AptarGroup, Inc.	2,750,000	214,445
Albemarle Corp.	1,627,120	130,121
Monsanto Co.	951,805	101,367
Valspar Corp.	585,276	61,694
		954,900
Telecommunication services 0.85%
Verizon Communications Inc.	6,600,000	345,378
AT&T Inc.	1,848,012	75,547
		420,925
Utilities 0.20%
Sempra Energy	945,000	98,875
Miscellaneous 4.73%
Other common stocks in initial period of acquisition		2,337,745
Total common stocks (cost: $30,025,402,000)		41,231,462
Bonds, notes & other debt instruments 0.01% U.S. Treasury bonds & notes 0.01% U.S. Treasury 0.01%	Principal amount (000)
U.S. Treasury 0.875% 2017[4]	$4,650	4,659
Total bonds, notes & other debt instruments (cost: $4,660,000)		4,659
Short-term securities 16.38%
3M Co. 0.45% due 9/26/2016[5]	50,000	49,987
Air Products and Chemicals, Inc. 0.52% due 11/2/2016[5]	25,000	24,979
Apple Inc. 0.46%–0.47% due 10/24/2016–11/7/2016[5]	95,000	94,942
Army and Air Force Exchange Service 0.35% due 9/1/2016[5]	50,000	50,000
CAFCO, LLC 0.90% due 12/12/2016[5]	50,000	49,881
Caterpillar Financial Services Corp. 0.47%–0.48% due 9/14/2016–10/4/2016	118,100	118,070
Chariot Funding, LLC 0.85%–1.00% due 10/7/2016–1/12/2017[5]	142,000	141,609
Chevron Corp. 0.60% due 9/8/2016–12/14/2016[5]	100,000	99,921
Ciesco LLC 0.85%–1.22% due 11/10/2016–2/22/2017[5]	55,000	54,801
Coca-Cola Co. 0.58%–0.77% due 9/7/2016–1/10/2017[5]	210,200	209,920
Colgate-Palmolive Co. 0.34% due 9/14/2016[5]	30,000	29,996
Eli Lilly and Co. 0.41% due 9/1/2016[5]	25,000	25,000
Emerson Electric Co. 0.47% due 10/20/2016[5]	20,000	19,989
Estée Lauder Companies Inc. 0.50% due 11/7/2016[5]	20,000	19,981
ExxonMobil Corp. 0.40%–0.48% due 10/4/2016–11/1/2016	195,500	195,400
Fannie Mae 0.37%–0.53% due 9/12/2016–1/5/2017	295,000	294,836
Federal Farm Credit Banks 0.49%–0.63% due 4/11/2017–7/14/2017	200,000	199,210
Federal Home Loan Bank 0.30%–0.58% due 9/2/2016–5/25/2017	3,431,795	3,426,991
Freddie Mac 0.33%–0.50% due 9/7/2016–2/2/2017	450,000	449,621
AMCAP Fund — Page 4 of 6

unaudited
Short-term securities	Principal amount (000)	Value (000)
GE Capital Treasury Services (U.S.) LLC 0.51% due 11/14/2016	$90,000	$89,909
General Dynamics Corp. 0.42% due 9/19/2016[5]	50,000	49,990
General Electric 0.48% due 9/29/2016	50,000	49,985
Honeywell International Inc. 0.49% due 10/19/2016[5]	50,000	49,968
IBM Corp. 0.45% due 9/26/2016[5]	50,000	49,988
Intel Corp. 0.47% due 10/28/2016	50,000	49,962
John Deere Canada ULC 0.44% due 9/13/2016[5]	25,000	24,997
John Deere Financial Inc. 0.44% due 9/20/2016[5]	30,000	29,993
Jupiter Securitization Co., LLC 0.48%–0.55% due 9/13/2016–9/21/2016[5]	60,500	60,483
Merck & Co. Inc. 0.38% due 9/9/2016[5]	50,000	49,996
Microsoft Corp. 0.44%–0.50% due 10/5/2016–11/15/2016[5]	140,000	139,924
Paccar Financial Corp. 0.40% due 9/14/2016	25,000	24,996
PepsiCo Inc. 0.38% due 9/22/2016[5]	50,000	49,989
Pfizer Inc. 0.47%–0.67% due 9/7/2016–10/17/2016[5]	130,400	130,367
Private Export Funding Corp. 0.60%–0.70% due 9/6/2016–12/1/2016[5]	170,000	169,891
Qualcomm Inc. 0.48%–0.49% due 9/6/2016–10/5/2016[5]	106,000	105,978
U.S. Treasury Bills 0.29%–0.45% due 9/1/2016–2/16/2017	1,217,200	1,216,002
Wal-Mart Stores, Inc. 0.38% due 9/26/2016[5]	34,100	34,092
Wells Fargo Bank, N.A. 0.87%–1.05% due 11/3/2016–1/20/2017	170,000	170,028
Total short-term securities (cost: $8,100,966,000)		8,101,672
Total investment securities 99.77% (cost: $38,131,028,000)		49,337,793
Other assets less liabilities 0.23%		116,175
Net assets 100.00%		$49,453,968
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
AMCAP Fund — Page 5 of 6

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $81,460,000.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 8/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
British pounds	9/20/2016	Barclays Bank PLC	$8,309	£6,373	$(63)
British pounds	9/20/2016	HSBC Bank	$8,306	£6,383	(79)
British pounds	9/21/2016	UBS AG	$4,348	£3,342	(43)
British pounds	9/28/2016	JPMorgan Chase	$8,297	£6,372	(77)
Euros	10/6/2016	Barclays Bank PLC	$50,057	€44,817	(15)
					$(277)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $166,718,000, which represented .34% of the net assets of the fund.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $929,000, which represented less than .01% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,816,662,000, which represented 3.67% of the net assets of the fund.

Key to abbreviation and symbols
ADR = American Depositary Receipts
£ = British pounds
€ = Euros
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-002-1016O-S54081	AMCAP Fund — Page 6 of 6

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: October 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: October 31, 2016

By /s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: October 31, 2016